Financial Instruments and Derivatives	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Financial Instruments and Derivatives
FINANCIAL INSTRUMENTS AND DERIVATIVES
The Company's financial assets and liabilities are comprised of cash, accounts receivable, long-term investments, derivative assets and liabilities, accounts payable and accrued liabilities and long-term debt.
Crescent Point's derivative assets and liabilities are transacted in active markets. Crescent Point's long-term investments can be transacted in active and non-active markets. The Company classifies the fair value of these transactions according to the following fair value hierarchy based on the amount of observable inputs used to value the instrument:

•	Level 1 - Values are based on unadjusted quoted prices available in active markets for identical assets or liabilities as of the reporting date.

•
Level 2 - Values are based on inputs, including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the marketplace. Prices in Level 2 are either directly or indirectly observable as of the reporting date.

•	Level 3 - Values are based on prices or valuation techniques that are not based on observable market data.
Accordingly, Crescent Point's derivative assets and liabilities are classified as Level 2. Long-term investments are classified as Level 1, Level 2 or Level 3 depending on the valuation methods and inputs used and whether the applicable company is publicly traded or private. Assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement within the fair value hierarchy.
Discussions of the fair values and risks associated with financial assets and liabilities, as well as summarized information related to derivative positions are detailed below:
a) Carrying amount and fair value of financial instruments
The fair value of cash, accounts receivable, and accounts payable and accrued liabilities approximate their carrying amount due to the short-term nature of those instruments. The fair value of the amounts drawn on bank credit facilities is equal to its carrying amount as the facilities bear interest at floating rates and credit spreads that are indicative of market rates. These financial instruments are classified as financial assets and liabilities at amortized cost and are reported at amortized cost.
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2019:

	2019 Carrying Value	2019 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	327.9	327.9	—	327.9	—
Long-term investments (1)	6.7	6.7	6.7	—	—
	334.6	334.6	6.7	327.9	—
Financial liabilities
Derivatives	18.4	18.4	—	18.4	—
Senior guaranteed notes (2)	2,098.8	2,120.1	—	2,120.1	—
	2,117.2	2,138.5	—	2,138.5	—

(1)	Long-term investments are comprised of equity securities in public oil and gas companies.

(2)
The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.

The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2018:

	2018 Carrying Value	2018 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	595.6	595.6	—	595.6	—
Long-term investments (1)	8.7	8.7	8.7	—	—
	604.3	604.3	8.7	595.6	—
Financial liabilities
Senior guaranteed notes (2)	2,294.6	2,273.5	—	2,273.5	—
	2,294.6	2,273.5	—	2,273.5	—

(1)	Long-term investments are comprised of equity securities in public oil and gas companies.

(2)
The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.

Derivative assets and liabilities
Derivative assets and liabilities arise from the use of derivative contracts. The Company's derivative financial instruments are classified as fair value through profit or loss and are reported at fair value with changes in fair value recorded in net income.
The following table summarizes the fair value as at December 31, 2019 and the change in fair value for the year ended December 31, 2019:

($ millions)	Commodity contracts (1)	Interest contracts	CCS contracts (2)	Foreign exchange contracts	Total
Derivative assets, beginning of year	147.0	5.5	434.7	8.4	595.6
Disposed	(16.2)	—	—	—	(16.2)
Unrealized change in fair value	(104.4)	(2.7)	(160.7)	(1.8)	(269.6)
Foreign exchange	(0.3)	—	—	—	(0.3)
Derivative assets, end of year	26.1	2.8	274.0	6.6	309.5

Derivative assets, end of year	26.1	2.8	292.2	6.8	327.9
Derivative liabilities, end of year	—	—	(18.2)	(0.2)	(18.4)

(1)	Includes oil and gas contracts.

(2)	Includes mark-to-market on principal and interest.
The following table summarizes the fair value as at December 31, 2018 and the change in fair value for the year ended December 31, 2018:

($ millions)	Commodity contracts (1)	Interest contracts	CCS contracts	Foreign exchange contracts	Total
Derivative assets / (liabilities), beginning of year	(53.8)	9.5	198.0	5.1	158.8
Unrealized change in fair value	203.4	(4.0)	236.7	3.3	439.4
Foreign exchange	(2.6)	—	—	—	(2.6)
Derivative assets, end of year	147.0	5.5	434.7	8.4	595.6

(1)	Includes oil and gas contracts.
Offsetting financial assets and liabilities
Financial assets and liabilities are only offset if the Company has the legal right to offset and intends to settle on a net basis or settle the asset and liability simultaneously. The Company offsets derivative assets and liabilities when the counterparty, commodity, currency and timing of settlement are the same. The following table summarizes the gross asset and liability positions of the Company's financial derivatives by contract that are offset on the balance sheet as at December 31, 2019 and December 31, 2018:

	2019			2018
($ millions)	Asset	Liability	Net	Asset	Liability	Net
Gross amount	334.5	(25.0)	309.5	595.6	—	595.6
Amount offset	(6.6)	6.6	—	—	—	—
Net amount	327.9	(18.4)	309.5	595.6	—	595.6

b)	Risks associated with financial assets and liabilities
The Company is exposed to financial risks from its financial assets and liabilities. The financial risks include market risk relating to commodity prices, interest rates and foreign exchange rates as well as credit and liquidity risk.
Commodity price risk
The Company is exposed to commodity price risk on crude oil, NGLs and natural gas revenues as well as power on electricity consumption.
The following table summarizes the unrealized gains (losses) on the Company's commodity financial derivative contracts and the resulting impact on income before tax due to fluctuations in commodity prices, with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2019		Year ended December 31, 2018
	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Commodity price
Crude oil	(117.1)	104.2	(75.6)	61.6
Natural gas	—	—	(0.7)	0.7

Interest rate risk
The Company is exposed to interest rate risk on bank credit facilities to the extent of changes in market interest rates. Based on the Company's floating rate debt position as at December 31, 2019, a 1 percent increase or decrease in the interest rate on floating rate debt would amount to an impact on income before tax of $5.1 million (December 31, 2018 - $16.1 million).
The following table summarizes the unrealized gains (losses) on the Company's interest derivative contracts and the resulting impact on income before tax due to the respective changes in the applicable forward interest rates, with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2019		Year ended December 31, 2018
Forward interest rates	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Interest rate swaps	0.5	(0.5)	1.1	(1.1)

Foreign exchange risk
The Company is exposed to foreign exchange risk in relation to its US dollar denominated long-term debt, investment in U.S. subsidiaries and in relation to its crude oil sales. Crescent Point enters into various CCS and foreign exchange swaps to hedge its foreign exchange exposure on its US dollar denominated long-term debt. To partially mitigate the foreign exchange risk relating to crude oil sales, the Company has fixed crude oil contracts to settle in Cdn$ WTI.
The following table summarizes the resulting unrealized gains (losses) impacting income before tax due to the respective changes in the period end and applicable foreign exchange rates, with all other variables held constant:

		Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Exchange Rate	Year ended December 31, 2019		Year ended December 31, 2018
Cdn$ relative to US$		Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
US dollar long-term debt	Period End	254.8	(254.8)	394.2	(394.2)
Cross currency swaps	Forward	(264.6)	264.6	(402.3)	402.3
Foreign exchange swaps	Forward	(2.0)	2.0	(9.4)	9.4

Credit risk
The Company is exposed to credit risk in relation to its physical oil and gas sales, financial counterparty and joint venture receivables. A substantial portion of the Company's accounts receivable are with customers in the oil and gas industry and are subject to normal industry credit risks. To mitigate credit risk associated with its physical sales portfolio, Crescent Point obtains financial assurances such as parental guarantees, letters of credit and third party credit insurance. Including these assurances, approximately 95 percent of the Company's oil and gas sales are with entities considered investment grade.
At December 31, 2019, approximately 5 percent (December 31, 2018 - 5 percent) of the Company's accounts receivable balance was outstanding for more than 90 days and the Company's average expected credit loss was 0.60 percent (December 31, 2018 - 2.95 percent) on a portion of the Company’s accounts receivable balance relating to joint venture receivables.
Liquidity risk
The Company manages its liquidity risk through managing its capital structure and continuously monitoring forecast cash flows and available credit under existing banking arrangements as well as other potential sources of capital.
At December 31, 2019, the Company had available unused borrowing capacity on bank credit facilities of approximately $2.24 billion, including $6.5 million outstanding letters of credit and cash of $56.9 million.
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2019 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	479.4	—	—	—	479.4
Senior guaranteed notes (1)	234.6	532.3	829.2	500.5	2,096.6
Bank credit facilities (2)	39.9	916.8	—	—	956.7

(1)	These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.

(2)
These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2019 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans. The current maturity date of the Company's facilities is October 25, 2023. The Company expects that the facilities will continue to be renewed and extended prior to their maturity dates.

The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2018 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	549.4	—	—	—	549.4
Senior guaranteed notes (1)	156.9	486.7	767.0	843.1	2,253.7
Bank credit facilities (2)	108.2	2,128.7	—	—	2,236.9

(1)	These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.

(2)	These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2018 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans.

c)	Derivative contracts
The following is a summary of the derivative contracts in place as at December 31, 2019:

Financial WTI Crude Oil Derivative Contracts – Canadian Dollar (1)
	Swap		Three-way Collar
Term	Volume (bbls/d)	Average Price ($/bbl)	Volume (bbls/d)	Average Sold Call Price ($/bbl)	Average Bought Put Price ($/bbl)	Average Sold Put Price ($/bbl)
2020	14,249	75.52	39,730	82.67	76.48	62.72
2021 January - March	—	—	5,000	78.87	73.50	63.50

(1)	The volumes and prices reported are the weighted average volumes and prices for the period.

Financial Interest Rate Derivative Contracts – Canadian Dollar		Notional Principal ($ millions)	Fixed Rate (%)
Term	Contract
January 2020 - August 2020	Swap	50.0	1.16
January 2020 - August 2020	Swap	50.0	1.16
January 2020 - August 2020	Swap	100.0	1.15
January 2020 - September 2020	Swap	50.0	1.14
January 2020 - September 2020	Swap	50.0	1.11

Financial Cross Currency Derivative Contracts
Term	Contract	Receive Notional Principal (US$ millions)	Fixed Rate (US%)	Pay Notional Principal (Cdn$ millions)	Fixed Rate (Cdn%)
January 2020	Swap	555.0	3.50	737.4	3.31
January 2020 - March 2020	Swap	155.0	6.03	158.3	6.45
January 2020 - April 2021	Swap	82.0	5.13	79.0	5.83
January 2020 - June 2021	Swap	52.5	3.29	56.3	3.59
January 2020 - May 2022	Swap	170.0	4.00	166.9	5.03
January 2020 - April 2023	Swap	61.5	4.12	80.3	3.71
January 2020 - June 2023	Swap	270.0	3.78	274.7	4.32
January 2020 - June 2024	Swap	257.5	3.75	276.4	4.03
January 2020 - April 2025	Swap	82.0	4.30	107.0	3.98
January 2020 - April 2025	Swap	230.0	4.08	291.1	4.13
January 2020 - April 2027	Swap	20.0	4.18	25.3	4.25

Financial Foreign Exchange Forward Derivative Contracts
Settlement Date	Contract	Receive Notional Principal (US$ millions)	Pay Notional Principal (Cdn$ millions)
January 2020	Swap	15.0	19.7
May 2022	Swap	30.0	32.2